Form N-1A Supplement	Jul. 07, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 7, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND
PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND AND
PUTNAM MULTI-ASSET INCOME FUND (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)
Effective July 7, 2025 (the “Effective Date”), each of the Funds will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any (each, a “Subsidiary” and collectively, the “Subsidiaries”). Each Subsidiary will be a Cayman Islands exempted company.
As of the Effective Date:
I.	Fees and Expenses
a.	For Putnam Dynamic Asset Allocation Balanced Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.17%	0.93%
Class C	0.51%	1.00%	0.17%	1.68%
Class P	0.51%	None	0.06%	0.57%
Class R	0.51%	0.50%	0.17%	1.18%
Class R5	0.51%	None	0.20%	0.71%
Class R6	0.51%	None	0.10%	0.61%
Class Y	0.51%	None	0.17%	0.68%
[1]
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

b.	For Putnam Dynamic Asset Allocation Conservative Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.24%	1.00%
Class C	0.51%	1.00%	0.24%	1.75%
Class P	0.51%	None	0.12%	0.63%
Class R	0.51%	0.50%	0.24%	1.25%
Class R5	0.51%	None	0.23%	0.74%
Class R6	0.51%	None	0.16%	0.67%
Class Y	0.51%	None	0.24%	0.75%
[1]
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

c.	For Putnam Dynamic Asset Allocation Growth Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class A	0.58%	0.25%	0.18%	1.01%
Class C	0.58%	1.00%	0.18%	1.76%

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class P	0.58%	None	0.06%	0.64%
Class R	0.58%	0.50%	0.18%	1.26%
Class R5	0.58%	None	0.20%	0.78%
Class R6	0.58%	None	0.10%	0.68%
Class Y	0.58%	None	0.18%	0.76%
[1]
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

d.	For Putnam Multi-Asset Income Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees+	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses	Expense reimburse- ment=,#	Total annual fund operating expenses after expense reim- bursement
Class A	0.46%	0.25%	0.39%	1.10%	(0.27)%	0.83%
Class C	0.46%	1.00%	0.39%	1.85%	(0.27)%	1.58%
Class P	0.46%	N/A	0.22%	0.68%	(0.27)%	0.41%
Class R	0.46%	0.50%	0.39%	1.35%	(0.27)%	1.08%
Class R5	0.46%	N/A	0.36%	0.82%	(0.27)%	0.55%
Class R6	0.46%	N/A	0.26%	0.72%	(0.27)%	0.45%
Class Y	0.46%	N/A	0.39%	0.85%	(0.27)%	0.58%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is eliminated after one year.
+
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.
=	Restated to reflect current fees.
#
Reflects the Investment Manager’s contractual obligation through December 30, 2026 to waive fees and/or reimburse expenses of the fund to the extent that the total annual fund operating expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor ser vicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.40% of the fund’s average net assets. Also reflects the Investment Manager’s contractual obligation through December 30, 2026 to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund (excluding payments under the fund’s management contract, payments under the fund’s distribution plans, brokerage, interest, taxes, investor ser vicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets. These obligations may be modified or discontinued only with approval of the Board of Trustees.

II.	The following is added to each Fund’s Prospectus under the subsection “Investments” in the section titled “Investments, risks, and performance”:
a.
The fund may invest directly or indirectly through its wholly-owned and controlled Subsidiary, which like the fund, is advised by Franklin Advisers. The fund may invest no more than 25% of its assets in the Subsidiary. Currently, the fund does not expect to invest significantly in the Subsidiary. The Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the Subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the Subsidiary.

Putnam Dynamic Asset Allocation Balanced Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 7, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND
PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND AND
PUTNAM MULTI-ASSET INCOME FUND (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)
Effective July 7, 2025 (the “Effective Date”), each of the Funds will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any (each, a “Subsidiary” and collectively, the “Subsidiaries”). Each Subsidiary will be a Cayman Islands exempted company.
As of the Effective Date:
I.	Fees and Expenses
a.	For Putnam Dynamic Asset Allocation Balanced Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.17%	0.93%
Class C	0.51%	1.00%	0.17%	1.68%
Class P	0.51%	None	0.06%	0.57%
Class R	0.51%	0.50%	0.17%	1.18%
Class R5	0.51%	None	0.20%	0.71%
Class R6	0.51%	None	0.10%	0.61%
Class Y	0.51%	None	0.17%	0.68%
[1]
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

II.	The following is added to each Fund’s Prospectus under the subsection “Investments” in the section titled “Investments, risks, and performance”:
a.
The fund may invest directly or indirectly through its wholly-owned and controlled Subsidiary, which like the fund, is advised by Franklin Advisers. The fund may invest no more than 25% of its assets in the Subsidiary. Currently, the fund does not expect to invest significantly in the Subsidiary. The Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the Subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the Subsidiary.

Putnam Dynamic Asset Allocation Conservative Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 7, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND
PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND AND
PUTNAM MULTI-ASSET INCOME FUND (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)
Effective July 7, 2025 (the “Effective Date”), each of the Funds will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any (each, a “Subsidiary” and collectively, the “Subsidiaries”). Each Subsidiary will be a Cayman Islands exempted company.
As of the Effective Date:
I.	Fees and Expenses
b.	For Putnam Dynamic Asset Allocation Conservative Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class A	0.51%	0.25%	0.24%	1.00%
Class C	0.51%	1.00%	0.24%	1.75%
Class P	0.51%	None	0.12%	0.63%
Class R	0.51%	0.50%	0.24%	1.25%
Class R5	0.51%	None	0.23%	0.74%
Class R6	0.51%	None	0.16%	0.67%
Class Y	0.51%	None	0.24%	0.75%
[1]
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

II.	The following is added to each Fund’s Prospectus under the subsection “Investments” in the section titled “Investments, risks, and performance”:
a.
The fund may invest directly or indirectly through its wholly-owned and controlled Subsidiary, which like the fund, is advised by Franklin Advisers. The fund may invest no more than 25% of its assets in the Subsidiary. Currently, the fund does not expect to invest significantly in the Subsidiary. The Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the Subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the Subsidiary.

Putnam Dynamic Asset Allocation Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 7, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND
PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND AND
PUTNAM MULTI-ASSET INCOME FUND (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)
Effective July 7, 2025 (the “Effective Date”), each of the Funds will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any (each, a “Subsidiary” and collectively, the “Subsidiaries”). Each Subsidiary will be a Cayman Islands exempted company.
As of the Effective Date:
I.	Fees and Expenses
c.	For Putnam Dynamic Asset Allocation Growth Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class A	0.58%	0.25%	0.18%	1.01%
Class C	0.58%	1.00%	0.18%	1.76%

Share class	Management fees[1]	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses
Class P	0.58%	None	0.06%	0.64%
Class R	0.58%	0.50%	0.18%	1.26%
Class R5	0.58%	None	0.20%	0.78%
Class R6	0.58%	None	0.10%	0.68%
Class Y	0.58%	None	0.18%	0.76%
[1]
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.

II.	The following is added to each Fund’s Prospectus under the subsection “Investments” in the section titled “Investments, risks, and performance”:
a.
The fund may invest directly or indirectly through its wholly-owned and controlled Subsidiary, which like the fund, is advised by Franklin Advisers. The fund may invest no more than 25% of its assets in the Subsidiary. Currently, the fund does not expect to invest significantly in the Subsidiary. The Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the Subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the Subsidiary.

Putnam Multi-Asset Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 7, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF PUTNAM DYNAMIC ASSET ALLOCATION BALANCED FUND
PUTNAM DYNAMIC ASSET ALLOCATION CONSERVATIVE FUND
PUTNAM DYNAMIC ASSET ALLOCATION GROWTH FUND AND
PUTNAM MULTI-ASSET INCOME FUND (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)
Effective July 7, 2025 (the “Effective Date”), each of the Funds will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any (each, a “Subsidiary” and collectively, the “Subsidiaries”). Each Subsidiary will be a Cayman Islands exempted company.
As of the Effective Date:
I.	Fees and Expenses
d.	For Putnam Multi-Asset Income Fund, the following replaces the “Annual Fund Operating Expenses” table in the Fund’s Summary Prospectus and Prospectus:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)
Share class	Management fees+	Distribution and service (12b‑1) fees	Other expenses	Total annual fund operating expenses	Expense reimburse- ment=,#	Total annual fund operating expenses after expense reim- bursement
Class A	0.46%	0.25%	0.39%	1.10%	(0.27)%	0.83%
Class C	0.46%	1.00%	0.39%	1.85%	(0.27)%	1.58%
Class P	0.46%	N/A	0.22%	0.68%	(0.27)%	0.41%
Class R	0.46%	0.50%	0.39%	1.35%	(0.27)%	1.08%
Class R5	0.46%	N/A	0.36%	0.82%	(0.27)%	0.55%
Class R6	0.46%	N/A	0.26%	0.72%	(0.27)%	0.45%
Class Y	0.46%	N/A	0.39%	0.85%	(0.27)%	0.58%
*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is eliminated after one year.
+
The Investment Manager (as defined below) has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.
=	Restated to reflect current fees.
#
Reflects the Investment Manager’s contractual obligation through December 30, 2026 to waive fees and/or reimburse expenses of the fund to the extent that the total annual fund operating expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor ser vicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.40% of the fund’s average net assets. Also reflects the Investment Manager’s contractual obligation through December 30, 2026 to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund (excluding payments under the fund’s management contract, payments under the fund’s distribution plans, brokerage, interest, taxes, investor ser vicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets. These obligations may be modified or discontinued only with approval of the Board of Trustees.

II.	The following is added to each Fund’s Prospectus under the subsection “Investments” in the section titled “Investments, risks, and performance”:
a.
The fund may invest directly or indirectly through its wholly-owned and controlled Subsidiary, which like the fund, is advised by Franklin Advisers. The fund may invest no more than 25% of its assets in the Subsidiary. Currently, the fund does not expect to invest significantly in the Subsidiary. The Subsidiary will invest primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the Subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the Subsidiary.